Subsequent Events (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) $ / shares shares
Subsequent Events 1 | shares		250,000
Subsequent Events 2 | $ / shares		$ 0.14
Subsequent Events 3		252,000
Subsequent Events 4		$ 6,240
Subsequent Events 5 | shares		750,000
Subsequent Events 6 | $ / shares		$ 0.14
Subsequent Events 7		250,000
Subsequent Events 8		$ 16,000
Subsequent Events 9 | shares		114,286
Subsequent Events 10 | $ / shares		$ 0.14
Subsequent Events 11 | shares		56,250
Subsequent Events 12		$ 9,000
Subsequent Events 13		55,000
Subsequent Events 14		$ 12,500
Subsequent Events 15		605,000
Subsequent Events 16		$ 137,508
Subsequent Events 1 | shares	625,000
Subsequent Events 2	$ 93,750
Subsequent Events 3	100.00%
Subsequent Events 4	51.00%
Subsequent Events 5	49.00%
Subsequent Events 6	$ 70,000
Subsequent Events 7	5.00%
Subsequent Events 8	20
Subsequent Events 9 | shares	419,250
Subsequent Events 10	$ 69,736
Subsequent Events 11 | shares	427,687
Subsequent Events 12	$ 129,416